Average Annual Total Returns{- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund AMCIZ PRO-09 - Fidelity® Small Cap Growth Fund	Fidelity Small Cap Growth Fund-Class A Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Class A Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund-Class A Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Small Cap Growth Fund-Class M Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Class M Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund-Class M Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Class C Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Class C Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund-Class C Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund - Class I Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund - Class I Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund - Class I Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Class Z Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Class Z Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Class Z Return Before Taxes Since Inception		Russell 2000® Growth Index(reflects no deduction for fees, expenses, or taxes) Past 1 year	Russell 2000® Growth Index(reflects no deduction for fees, expenses, or taxes) Past 5 years	Russell 2000® Growth Index(reflects no deduction for fees, expenses, or taxes) Past 10 years
Total	28.15%	12.85%	14.17%	26.44%	11.17%	12.40%	17.77%	9.89%	11.31%	30.87%	13.08%	14.13%	33.94%	13.33%	13.97%	36.30%	14.52%	15.18%	36.54%		18.16%	[1]	28.48%	9.34%	13.01%

[1]	(a) Since inception February 1, 2017.